Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000237974 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect 1-3 Month Box ETF
Class Name	Alpha Architect 1-3 Month Box ETF
Trading Symbol	BOXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025, (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/boxetf/.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/boxetf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect 1-3 Month Box ETF continued to meet its objective to deliver a competitive return for investors seeking limited interest rate and credit risk. BOXX benefitted from a restrictive monetary policy stance as short-term rates held steady for most of the period. As the fiscal year came to a close this stance shifted and the expectation for lower rates increased. We use measures like the CME FedWatch Tool to track market expectations for short-term interest movements. The managers of BOXX monitor the credit rating of the Options Clearing Corporation since this Systematically Important Financial Market Utility serves as the counterparty for the assets held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (12/27/2022)
Alpha Architect 1-3 Month Box ETF - NAV	4.51%	4.91%
Solactive US Aggregate Bond Index	2.42%	4.36%
Solactive 1-3 Month US T-Bill Index	4.48%	4.99%

The Solactive US Aggregate Bond Index is provided as a broad measure of market performance. The Solactive 1-3 Month US T-Bill Index is provided as a measure of the Fund’s investment objective and strategy.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/boxetf/ for more recent performance information.

Performance Inception Date	Dec. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 8,079,665,315
Holdings Count | holding	8
Advisory Fees Paid, Amount	$ 14,897,487
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$8,079,665,315	Advisory Fees	$14,897,487
# of Portfolio Holdings	8	Fees Waived and/or Expenses Reimbursed	(3,606,436)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$11,291,051
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	101.4%
Written Options	(1.5)%
Cash and Cash Equivalents	0.1%

C000143786 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Value ETF
Class Name	Alpha Architect U.S. Quantitative Value ETF
Trading Symbol	QVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/qval.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/qval
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt towards smaller value stocks contributed negatively to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect U.S. Quantitative Value ETF - NAV	2.83%	15.89%	9.10%
Solactive GBS United States 1000 Index	17.40%	15.42%	14.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qval for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 407,219,629
Holdings Count | holding	52
Advisory Fees Paid, Amount	$ 1,090,768
Investment Company, Portfolio Turnover	332.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	23.9%
Consumer Discretionary	22.0%
Industrials	20.0%
Materials	10.0%
Communication Services	9.8%
Energy	6.0%
Information Technology	4.0%
Consumer Staples	3.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Illumina, Inc.	2.0%
Alcoa Corp.	2.0%
Vail Resorts, Inc.	2.0%
Freeport-McMoRan, Inc.	2.0%
Gap, Inc.	2.0%
Kirby Corp.	2.0%
Merck & Co., Inc.	2.0%
United Airlines Holdings, Inc.	2.0%
YETI Holdings, Inc.	2.0%
GE HealthCare Technologies, Inc.	2.0%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/qval or by calling (215) 882-9983.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser
C000254986 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Aggregate Bond ETF
Class Name	Alpha Architect Aggregate Bond ETF
Trading Symbol	BOXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of December 17, 2024 to September 30, 2025, (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/.
Additional Information Website	https://funds.alphaarchitect.com/boxa/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.22%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect Aggregate Bond ETF seeks to track the performance of the broad U.S. investment-grade bond market. During the fiscal year, several factors materially affected the Fund’s performance:
•Elevated interest rates throughout the period weighed on bond prices, particularly in shorter-duration segments, as the Federal Reserve maintained a restrictive monetary policy stance to combat inflation.
•Duration exposure was a primary driver of returns, with rising yields initially leading to price declines across core fixed income sectors.
•Spread sectors, such as investment-grade corporates and securitized debt, contributed modestly to performance as credit conditions remained generally stable and yield spreads remained below historical levels.
•Limited credit risk and broad diversification helped mitigate volatility relative to more concentrated or high-yield fixed income strategies, especially when compared to the “sleeping volatility” embedded in private debt funds.
•Recession concerns fluctuated throughout the year, at times boosting demand for higher-quality bonds before easing amid resilient economic data and labor market strength.
•Market expectations for policy easing were revised multiple times as inflation cooled more slowly than anticipated, contributing to yield volatility across the curve.
The Fund’s performance reflected the challenges of a rising rate environment and shifting macroeconomic expectations, consistent with the behavior of the broader U.S. aggregate bond market during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (12/17/2024)
Alpha Architect Aggregate Bond ETF - NAV	4.50%
Solactive US Aggregate Bond Index	5.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/boxa/ for more recent performance information.

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 10,450,124
Holdings Count | holding	3
Advisory Fees Paid, Amount	$ 11,007
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	73.7%
Written Options	(0.1)%
Cash and Cash Equivalents	26.4%

C000183146 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Global Factor Equity ETF
Class Name	Alpha Architect Global Factor Equity ETF
Trading Symbol	AAVM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/aavm/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward smaller stocks due to equal weight methodology detracted from returns relative to the benchmark, while exposure to global value stocks contributed positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (5/2/2017)
Alpha Architect Global Factor Equity ETF - NAV	11.08%	5.79%	3.27%
Solactive GBS Global Markets Large & Mid Cap Index	18.04%	14.09%	12.03%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/aavm for more recent performance information.

Performance Inception Date	May 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 20,436,750
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 39,152
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$20,436,750	Advisory Fees	$39,152
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	(6,188)
Portfolio Turnover Rate*	32%	Net Advisory Fees Paid	$32,964
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Momentum ETFs	53.1%
Value ETFs	46.5%
Investments Purchased with Proceeds from Securities Lending	0.6%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect International Quantitative Momentum ETF	30.7%
Alpha Architect International Quantitative Value ETF	26.8%
Alpha Architect US Quantitative Momentum ETF	22.4%
Alpha Architect US Quantitative Value ETF	19.7%

C000238196 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect High Inflation and Deflation ETF
Class Name	Alpha Architect High Inflation and Deflation ETF
Trading Symbol	HIDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/hide.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/hide
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, bond markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. However, the Fund’s exposure to REITs contributed negatively to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (11/16/2022)
Alpha Architect High Inflation and Deflation ETF - NAV	0.69%	1.83%
Solactive US Aggregate Bond Index	2.42%	4.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/hide for more recent performance information.

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 61,807,273
Holdings Count | holding	5
Advisory Fees Paid, Amount	$ 123,683
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$61,807,273	Advisory Fees	$123,683
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(21,220)
Portfolio Turnover Rate*	171%	Net Advisory Fees Paid	$102,463
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT ALLOCATIONS (as a % of Net Assets)
US Treasury Bills	49.6%
Intermediate US Treasuries ETFs	25.5%
Commodities ETFs	12.7%
Real Estate ETFs	11.7%
Cash and Cash Equivalents	0.5%

TOP HOLDINGS (as a % of Net Assets)
United States Treasury Bill, 4.02%, 10/02/2025	49.6%
Schwab Intermediate-Term U.S. Treasury ETF	25.5%
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	12.7%
Vanguard Real Estate ETF	11.7%

C000143789 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Momentum ETF
Class Name	Alpha Architect International Quantitative Momentum ETF
Trading Symbol	IMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/imom.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/imom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward higher momentum stocks contributed positively to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (12/22/2015)
Alpha Architect International Quantitative Momentum ETF - NAV	33.59%	8.21%	6.07%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	15.26%	11.11%	8.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/imom for more recent performance information.

Performance Inception Date	Dec. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 116,666,562
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 359,858
Investment Company, Portfolio Turnover	411.00%
Holdings [Text Block]

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	31.0%
Germany	15.9%
Israel	10.6%
Switzerland	7.8%
Australia	6.1%
Italy	5.9%
Spain	5.9%
Sweden	3.8%
Hong Kong	2.1%
Netherlands	2.0%
Portugal	2.0%
Luxembourg	1.9%
France	1.9%
Austria	1.9%
United States	1.2%

TOP HOLDINGS (as a % of Net Assets)
IHI Corp.	2.2%
Phoenix Financial Ltd.	2.2%
Bank Leumi Le-Israel BM	2.1%
Bank Hapoalim BM	2.1%
Sumitomo Pharma Co. Ltd.	2.1%
First International Bank Of Israel Ltd.	2.1%
Swissquote Group Holding SA	2.1%
Evolution Mining Ltd.	2.1%
Genesis Minerals Ltd.	2.1%
SUNeVision Holdings Ltd.	2.0%

Material Fund Change Expenses [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/imom or by calling (215) 882-9983.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000143787 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Value ETF
Class Name	Alpha Architect International Quantitative Value ETF
Trading Symbol	IVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/ival.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/ival
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward deeper value stocks as measured by EBIT/TEV contributed positively to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect International Quantitative Value ETF - NAV	21.11%	9.06%	6.30%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	15.26%	11.11%	8.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/ival for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 172,560,442
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 566,818
Investment Company, Portfolio Turnover	267.00%
Holdings [Text Block]

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.9%
Australia	12.0%
Germany	10.0%
United Kingdom	6.1%
Sweden	6.0%
France	4.0%
Denmark	3.9%
Norway	3.8%
China	2.0%
Italy	2.0%
Luxembourg	2.0%
Netherlands	2.0%
United States	1.3%

TOP HOLDINGS (as a % of Net Assets)
Ramelius Resources Ltd.	2.1%
Endeavour Mining PLC	2.1%
Yangzijiang Shipbuilding Holdings Ltd.	2.0%
Telefonaktiebolaget LM Ericsson - Class B	2.0%
easyJet PLC	2.0%
Essity AB - Class B	2.0%
Deutsche Telekom AG	2.0%
Buzzi SpA	2.0%
Nitto Denko Corp.	2.0%
Eiffage SA	2.0%

C000238588 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Tail Risk ETF
Class Name	Alpha Architect Tail Risk ETF
Trading Symbol	CAOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/caos.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/caos
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect Tail Risk ETF is designed to provide convex downside protection during significant equity market dislocation events through a systematic, options-based strategy. During the fiscal year, key factors influencing performance included:
•Low levels of sustained equity market stress which limited the opportunity for tail risk hedges to generate substantial gains. Major equity indices remained relatively stable or trended upward for much of the period.
•Cost of maintaining protective option positions detracted from returns, as the Fund’s strategy involves regular premium outlays to preserve exposure to extreme downside scenarios. However, since volatility levels were muted this drag was less impactful in permitting CAOS to generate a positive return for the period.
•Periodic volatility spikes, particularly during geopolitical events, tariff announcements, and inflation-related market reactions, provided some offsetting performance but were short-lived and insufficient to materially boost returns.
•Investor expectations of policy intervention—commonly referred to as the “Fed put”—contributed to a muted volatility environment, reducing the effectiveness of downside hedges for much of the year.
The Fund’s performance reflected its intended role as a hedge during sharp market dislocations, which were largely absent during the fiscal year. In April, the “Tariff Tantrum” offered a limited opportunity to score a monetization event as the market shortly returned to its upward climb.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect Tail Risk ETF - NAV	3.50%	1.84%	3.48%
S&P 500 Index	17.60%	16.47%	15.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/caos for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 523,071,864
Holdings Count | holding	16
Advisory Fees Paid, Amount	$ 2,254,302
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$523,071,864	Advisory Fees	$2,254,302
# of Portfolio Holdings	16	Fees Waived and/or Expenses Reimbursed	(10,065)
Portfolio Turnover Rate*	90%	Net Advisory Fees Paid	$2,244,237
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
Purchased Options	119.1%
Written Options	(19.2)%
Cash & Cash Equivalents	0.1%

C000143788 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Momentum ETF
Class Name	Alpha Architect U.S. Quantitative Momentum ETF
Trading Symbol	QMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/qmom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt towards smaller momentum stocks contributed negatively to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year		5 Year	Since Inception (12/1/2015)
Alpha Architect U.S. Quantitative Momentum ETF - NAV	1.90%	17.03%	9.86%	10.64%
Solactive GBS United States 1000 Index	17.40%	15.06%	15.42%	13.66%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qmom for more recent performance information.

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 335,679,166
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 899,430
Investment Company, Portfolio Turnover	399.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.0%
Financials	22.0%
Industrials	18.1%
Communication Services	10.0%
Consumer Discretionary	8.0%
Health Care	4.0%
Utilities	3.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	2.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Bloom Energy Corp. - Class A	2.1%
Kratos Defense & Security Solutions, Inc.	2.0%
Spotify Technology SA	2.0%
Zscaler, Inc.	2.0%
Synchrony Financial	2.0%
Tapestry, Inc.	2.0%
Western Digital Corp.	2.0%
Capital One Financial Corp.	2.0%
First Horizon Corp.	2.0%
Citigroup, Inc.	2.0%

C000254981 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect US Equity ETF
Class Name	Alpha Architect US Equity ETF
Trading Symbol	AAUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect U.S. Equity ETF (the “Fund”) for the period of July 22, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.alphaarchitect.com/aaus/.
Additional Information Website	https://funds.alphaarchitect.com/aaus/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.15%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s small tilt towards larger stocks contributed to slightly positive returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (7/22/2025)
Alpha Architect U.S. Equity ETF - NAV	7.96%
Solactive GBS United States 1000 Index	6.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/aaus/ for more recent performance information.

Performance Inception Date	Jul. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 479,726,421
Holdings Count | holding	439
Advisory Fees Paid, Amount	$ 135,052
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.8%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	4.7%
Energy	3.0%
Utilities	2.1%
Materials	2.0%
Real Estate	1.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.7%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class C	3.6%
Meta Platforms, Inc. - Class A	2.7%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.6%
Berkshire Hathaway, Inc. - Class B	1.2%